Share-based compensation - Additional Information (Details) ¥ in Thousands					1 Months Ended	12 Months Ended
	Sep. 01, 2017 shares	Dec. 31, 2016 shares	Aug. 07, 2012 shares	Feb. 08, 2010 shares	Nov. 30, 2017	Dec. 31, 2019 CNY (¥) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥)	Mar. 31, 2018 shares	Nov. 17, 2016 shares
Share-based Compensation							¥ 426,371		¥ 896,416		¥ 1,185,839
Other Subsidiaries [Member]
Share-based Compensation							0		329,600		23,300
Share-based Compensation Cost Not yet Recognized						¥ 0	0
Yixin [Member]
Second Share Award Scheme	The maximum number of shares that may be issued pursuant to all awards (including incentive share options) under Second Share Award Scheme shall be 5% of the total number of issued shares without Shareholders' approval, subject to an annual limit of 3% of the total number of issued shares at the relevant time.
Exercise price of share options | $ / shares						¥ 0.0014
Stockholders' Equity Note, Stock Split					7-for-1
Options Held [Member]
The intrinsic value of the options exercised							5,800		8,800		93,200
Options Held [Member] | Yixin [Member]
Share-based Compensation							144,200		307,800		891,700
The intrinsic value of the options exercised							45,200		160,500
Total fair value of the options vested							179,200		254,600
Share-based Compensation Cost Not yet Recognized						¥ 87,800	¥ 87,800
Share-based Compensation ,Expected Weighted Average Recognization Period							1 year 6 months 29 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation							¥ 194,300		219,400		268,500
Share-based Compensation Cost Not yet Recognized						¥ 198,300	¥ 198,300
Share-based Compensation ,Expected Weighted Average Recognization Period							2 years 11 months 19 days
Total fair value of the RSUs vested							¥ 169,200		95,200		¥ 209,500
Weighted-average fair value per RSU granted during the year | $ / shares						¥ 14.04		$ 26.20		$ 22.44
Restricted Stock Units (RSUs) [Member] | Yixin [Member]
Share-based Compensation							88,900		39,600
Share-based Compensation Cost Not yet Recognized						¥ 59,100	59,100
Total fair value of the RSUs vested							¥ 51,100		¥ 6,100
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							2 years 4 months 24 days
2006 Employee Stock Incentive Plan
Number of shares reserved for the Plan | shares		1,028,512.5
2010 Employee Stock Incentive Plan
Number of shares reserved for the Plan | shares				3,089,887.5
2012 Employee Stock Incentive Plan
Number of shares reserved for the Plan | shares			1,908,180.0
PreIPO Share Option Scheme [Member] | Yixin [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	418,464,263
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
First Share Award Scheme [Member] | Yixin [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	70,830,417
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
2016 Employee Stock Incentive Plan After Amended
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares												6,200,000.0
2016 Employee Stock Incentive Plan Before Amended
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares													2,500,000.0